                                                                The Shelby Fund
-------------------------------------------------------------------------------

Dear Shareholder:

The third quarter of 1997 produced the second best quarterly return in the fund's history, second only to the first quarter of 1991 which revolved around the Persian Gulf War. The 21.54% return for the quarter compared very favorably to the 14.88% return from the Russell 2000 and 7.49% from the S&P
500. From the market bottom, which approximately occurred near May 1st, the fund is up 46.77% versus 33.14% from the Russell 2000 and 19.14% from the S&P
500. We feel extremely good about the prospects for the small to mid cap growth segment of the marketplace. Typically, leadership changes hands during a bear market or correction, and the pendulum has definitely begun to swing back in our favor. During the month of August, the S&P 500 experienced an 8.5% decline from top to bottom. Our stocks held up extremely well and when you look at the results from August 1st to September 30th, the fund returned 10.41% versus a loss of.43% from the S&P 500.

The largest contributors to these gains were Uniphase (6.90% of the portfolio), Landry's Seafood (4.58%), Marine Drilling (3.35%) and Sirrom Capital (3.06%). We have held a significant position in the energy sector for most of the year, primarily in the drilling and service stocks. This industry experienced a prolonged downturn from the mid 1980's to the early 1990's in which 80% of the capacity was wrung out of the business. Now, it is virtually one of the few industries in this country which has any pricing flexibility whatsoever. As a result, this is a business which not only is experiencing significant revenue growth, but strengthening margins as well. This segment produced 38% of our gain during the quarter. Despite these impressive gains, we feel these stocks have a lot left in them, as they are very under-owned institutionally and are selling at less than market multiples.

Revenue growth, due to previously mentioned pricing inflexibility is going to be the major theme going forward. One hundred-seven companies in the S&P 500 reported a decline in revenues for the second quarter. The aggregate revenue growth rate declined to 6.7% for the quarter, down from 10.5% for the five year period. It is our opinion, that this is the driving force behind the change in leadership that we saw during the last two months of the third quarter. Investors will be searching for revenue growth and that will lead them to the smaller to mid-size companies. The dollar continues to strengthen, and this also bodes well for this segment of the market. The market capitalization for the S&P 500 is just under $7.3 trillion, while it is only $1.16 trillion for the Russell 2000. Broken down even further, the S&P Mid-Cap index has a market capitalization of only $870 billion and the S&P Small-Cap index has a market capitalization of $370 billion. In addition, there is over $3.7 trillion in short term instruments. A 10% rotation out of the S&P 500 and short term instruments alone could provide an extreme boost to small to mid-cap valuations. Our stocks are selling at only 20% premium to the market, but are growing three to four times as fast. We are very excited about where the portfolio is positioned and we look forward to what could be a very profitable fourth quarter.




        /s/ B. Anthony Weber                      /s/ Darrell R. Wells
            B. Anthony Weber                          Darrell R. Wells
            Investment Advisor                        Investment Advisor

October 29, 1997

-------------------------------------------------------------------------------

                                                                The Shelby Fund
-------------------------------------------------------------------------------

The performance of the Fund is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market, Standard & Poor's Mid-Cap Index, an index of mid-cap stocks, Standard & Poor's Small-Cap Index, an index of small-cap stocks and the Russell 2000 Index, an index of small cap stocks. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of the fees for these value-added services.

Performance data represents past performance and is not predictive of future performance. Investment return and the principal value of an investment in the Fund will fluctuate so that an investor's share, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change.

The quoted performance of The Shelby Fund includes performance of certain common trust funds and collective investment funds (the "Commingled Funds") which were managed with full investment authority by principals of SMC Capital, Inc. prior to the establishment of the Fund on July 1, 1994. The assets of the Commingled funds were converted into assets of the Fund upon the establishment of the Fund. These Commingled funds were operated with the same investment objective and used investment strategies and techniques that are in all material respects equivalent to those used for the Fund. During the time period of their existence the Commingled funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore were not subject to certain investment restrictions that are imposed under the 1940 Act. If the Commingled funds had been registered under the 1940 Act, the Commingled funds' performance may have been adversely affected.

For more complete information, including charges and expenses, call 1-800-774-3529 for a prospectus, which you should read carefully before you investment or send money. Shares are distributed by BISYS Fund Services.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SHELBY COUNTY TRUST BANK OR ITS AFFILIATES, AND SHARES ARE NOT FEDERALLY INSURED BY THE FDIC OR ANY OTHER AGENCY. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                      Statement of Assets and Liabilities
                                     Page 4

                            Statement of Operations
                                     Page 5

                      Statements of Changes in Net Assets
                                     Page 6

                       Schedule of Portfolio Investments
                                     Page 7

                         Notes to Financial Statements
                                     Page 9

                              Financial Highlights
                                    Page 13

THE COVENTRY GROUP
THE SHELBY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                             ASSETS:
Investments, at value............................................. $122,393,972
Repurchase agreements.............................................      251,637
                                                                   ------------
    Total Investments (cost $88,773,001)..........................  122,645,609
Receivable from brokers for investments sold......................    2,206,016
Prepaid expenses and other assets.................................        3,195
                                                                   ------------
    Total Assets..................................................  124,854,820
                                                                   ------------
                           LIABILITIES:
Payable to brokers for investments purchased......................    1,971,233
Accrued expenses and other payables:
  Investment advisory fees........................................       97,077
  Administration fees.............................................        1,977
  Accounting and transfer agent fees..............................        2,550
  Legal and audit fees............................................       14,025
  Custodian.......................................................        2,667
  Printing........................................................       18,912
  Trustees........................................................        1,145
  Other...........................................................        2,103
                                                                   ------------
  Total Liabilities...............................................    2,111,689
                                                                   ------------
                           NET ASSETS:
Capital...........................................................   80,659,458
Undistributed (distributions in excess of) net investment income
 (loss)...........................................................    (518,595)
Net unrealized appreciation from investments......................   33,872,608
Accumulated undistributed net realized gains from investment
 transactions.....................................................    8,729,660
                                                                   ------------
    Net Assets.................................................... $122,743,131
                                                                   ============
Outstanding units of beneficial interest (shares).................    7,714,207
                                                                   ============
Net asset value--offering and redemption price per share.......... $      15.91
                                                                   ============

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
Interest income................................................... $    96,562
Dividend income...................................................      76,309
                                                                   -----------
  Total Income....................................................     172,871
                                                                   -----------
EXPENSES:
Investment advisory fees..........................................     518,959
Administration fees...............................................     103,970
Custodian and accounting fees.....................................      24,145
Legal and audit fees..............................................      15,411
Trustees' fees....................................................       2,820
Transfer agent fees...............................................      12,957
Registration and filing fees......................................       4,254
Printing costs....................................................       9,981
Other.............................................................       2,772
                                                                   -----------
  Total Expenses before expenses voluntarily reduced..............     695,269
  Expenses voluntarily reduced....................................     (26,126)
                                                                   -----------
  Net expenses....................................................     669,143
                                                                   -----------
Net investment loss...............................................    (496,272)
                                                                   -----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains (losses) from investment transactions..........   5,406,679
Net change in unrealized appreciation (depreciation) from
investments.......................................................  32,649,598
                                                                   -----------
Net realized/unrealized gains (losses) from investments...........  38,056,277
                                                                   -----------
Change in net assets resulting from operations.................... $37,560,005
                                                                   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS       YEAR
                                                          ENDED         ENDED
                                                      SEPTEMBER 30,   MARCH 31,
                                                          1997          1997
                                                      -------------  -----------
                                                       (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment loss................................  $   (496,272)  $  (699,845)
 Net realized gains from investment transactions....     5,406,679     5,614,714
 Net change in unrealized appreciation
  (depreciation) from investments...................    32,649,598    (7,698,343)
                                                      ------------   -----------
Change in net assets resulting from operations......    37,560,005    (2,783,474)
                                                      ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................            --            --
 From net realized gains from investment
  transactions......................................            --    (3,312,679)
                                                      ------------   -----------
Change in net assets from shareholder distributions.            --    (3,312,679)
                                                      ------------   -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued........................     3,813,471    11,030,463
 Dividends reinvested...............................            --     3,303,173
 Cost of shares redeemed............................    (8,766,954)  (13,458,122)
                                                      ------------   -----------
Change in net assets from share transactions........    (4,953,483)      875,514
                                                      ------------   -----------
Change in net assets................................    32,606,522    (5,220,639)
NET ASSETS:
 Beginning of period................................    90,136,609    95,357,248
                                                      ------------   -----------
 End of period......................................  $122,743,131   $90,136,609
                                                      ============   ===========
SHARE TRANSACTIONS:
 Issued.............................................       304,106       864,830
 Reinvested.........................................            --       261,120
 Redeemed...........................................      (691,862)   (1,091,777)
                                                      ------------   -----------
Change in shares....................................      (387,756)       34,173
                                                      ============   ===========

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS (99.7%):
 Advertising (1.5%):
   70,650  Outdoor Systems, Inc.(b)..............................   $  1,854,563
                                                                    ------------
 Apparel Manufacturers (3.9%):
   73,100  Ashworth, Inc.(b).....................................        749,275
  117,600  Cutter & Buck, Inc.(b)................................      2,425,500
   63,100  Polo Ralph Lauren, Corp.(b)...........................      1,652,431
                                                                    ------------
                                                                       4,827,206
                                                                    ------------
 Airlines (0.6%):
   18,400  Continental Airlines, Inc.(b).........................        724,500
                                                                    ------------
 Banks (1.6%):
   81,400  Riggs National Corp...................................      1,917,988
                                                                    ------------
 Computer & Periphals (2.5%):
  117,500  Iomega Corp.(b).......................................      3,069,688
                                                                    ------------
 Computer Services (2.3%):
   79,800  Data Dimensions, Inc.(b)..............................      2,773,050
                                                                    ------------
 Entertainment (2.9%):
   46,800  Signature Resorts, Inc.(b)............................      2,223,000
   64,600  Vistana, Inc.(b)......................................      1,388,900
                                                                    ------------
                                                                       3,611,900
                                                                    ------------
 Financial Services (4.6%):
   40,300  E*TRADE Group, Inc.(b)................................      1,894,100
   72,400  Sirrom Capital Corp...................................      3,755,750
                                                                    ------------
                                                                       5,649,850
                                                                    ------------
 Household Goods--Appliances, Furnishings, Electric (1.9%):
  152,300  TurboChef, Inc.(b)....................................      2,379,688
                                                                    ------------
 Human Resources (1.8%):
   38,300  CORESTAFF, Inc.(b)....................................      1,239,962
   48,500  Hall, Kinion & Associates, Inc.(b)....................      1,024,562
                                                                    ------------
                                                                       2,264,524
                                                                    ------------
 Management Consulting Services (0.3%):
   22,800  Corporate Family Solutions, Inc.(b)...................        384,750
                                                                    ------------
 Manufacturing--Toys (2.3%):
   91,000  Equity Marketing, Inc.(b).............................      2,764,125
                                                                    ------------
 Oil & Gas Exploration, Production, & Services (2.1%):
   16,000  Nuevo Energy Co.(b)...................................        766,000

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
   70,800  Oryx Energy Co.(b)....................................   $  1,800,975
                                                                    ------------
                                                                       2,566,975
                                                                    ------------
 Oil Field Equipment & Supplies (1.3%):
   31,900  Varco International, Inc.(b)..........................      1,547,150
                                                                    ------------
 Oil--Drilling & Gas Wells (19.9%):
   38,200  Evi, Inc.(b)..........................................      2,444,800
   30,200  Falcon Drilling Company, Inc.(b)......................      1,066,437
   65,000  Global Marine, Inc.(b)................................      2,161,250
  131,700  Marine Drilling Cos., Inc.(b).........................      4,115,625
  111,100  Noble Drilling Corp.(b)...............................      3,582,975
   95,800  Reading & Bates Corp.(b)..............................      3,981,688
  102,800  Rowan Companies, Inc.(b)..............................      3,662,250
  219,900  Unit Corp.(b).........................................      3,367,219
                                                                    ------------
                                                                      24,382,244
                                                                    ------------
 Pharmaceuticals (2.8%):
  107,500  BioChem Pharmaceuticals, Inc.(b)......................      3,386,250
                                                                    ------------
 Restaurants (12.1%):
  114,400  Apple South, Inc......................................      2,202,200
   50,100  CKE Restaurants Inc...................................      2,104,200
  191,500  Landry's Seafood Restaurants, Inc.(b).................      5,625,313
   70,200  Papa John's International, Inc.(b)....................      2,399,963
  102,800  PJ America, Inc.(b)...................................      1,773,300
   94,200  Total Entertainment Restaurant  Corp.(b)..............        741,825
                                                                    ------------
                                                                      14,846,801
                                                                    ------------
 Retail Stores (0.8%):
  123,300  Musicland Stores Corp.(b).............................        994,106
                                                                    ------------
 Semiconductors (7.1%):
   36,400  Helix Technology Corp.................................      2,253,388
   86,200  Mattson Technology, Inc.(b)...........................      1,255,288
   45,100  Ultratech Stepper, Inc.(b)............................      1,533,400
   73,800  Vitesse Semiconductor Corp.(b)........................      3,657,713
                                                                    ------------
                                                                       8,699,789
                                                                    ------------
 Shoes, Leathergood, Clothing & Accessories (3.5%):
  295,700  Genesco, Inc.(b)......................................      4,324,612
                                                                    ------------
 Software & Computer Services (1.9%):
   71,700  Avid Technology, Inc.(b)..............................      2,330,250
                                                                    ------------

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL                        SECURITY                             MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Technology (4.1%):
   30,800  Cyberoptics Corp.(b)..................................   $  1,039,500
   50,600  Digital Link Corp.(b).................................        958,237
   95,900  FORE Systems, Inc.(b).................................      1,888,031
   31,500  Spine-Tech, Inc.(b)...................................      1,185,188
                                                                    ------------
                                                                       5,070,956
                                                                    ------------
 Telecommunication Equipment (4.5%):
   70,600  DSC Communications Corp.(b)...........................      1,901,787
  127,600  PairGain Technologies, Inc.(b)........................      3,636,600
                                                                    ------------
                                                                       5,538,387
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                        DESCRIPTION                           VALUE
 --------- -----------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Telecommunications (13.4%):
    1,100  At Home Corp.(b).....................................   $     25,437
   65,900  Ciena Corp.(b).......................................      3,264,108
   79,400  Premiere Technolgies, Inc.(b)........................      2,709,525
   39,200  Tellabs, Inc.(b).....................................      2,018,800
  106,500  Uniphase Corp.(b)....................................      8,466,750
                                                                   ------------
                                                                     16,484,620
                                                                   ------------
   Total Common Stocks                                              122,393,972
                                                                   ------------
 REPURCHASE AGREEMENTS (0.2%):
 $251,637  Fifth Third Bank, 5.1%, dated 9/30/97, due 10/1/97
           (Collateralized by $251,000 Federal Home Loan
           Mortgage Corp., 7.50%, 2/1/12, market value---
           $257,039)............................................        251,637
                                                                   ------------
   Total Repurchase Agreements                                          251,637
                                                                   ------------
   Total (Cost--$88,773,001)(a)                                    $122,645,609
                                                                   ============

------
Percentages indicated are based on net assets of $122,743,131.
(a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.. $35,023,385
   Unrealized depreciation..  (1,150,777)
                             -----------
   Net unrealized            $33,872,608
   appreciation.............
                             ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
THE SHELBY FUND

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

1.ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations (July 1, 1994) of The Shelby Fund (the "Fund"), a series of the Group, the Fund earned no investment income and had no operations other than incurring organizational expenses. The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of equity securities.

 The Fund is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.01 per share. Sale of shares of the Fund may be made to the general public.

2.SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITIES VALUATION:

   Investments in common and preferred stocks, commercial paper, corporate bonds, U.S. Government securities and U.S. Government agency securities of The Shelby Fund are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser under the supervision of the Group's Board of Trustees. The differences between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

   REPURCHASE AGREEMENTS:

   The Fund may acquire repurchase agreements from financial institutions such as banks and broker dealers which the investment adviser, Shelby County Trust Bank, deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

   OPTIONS TRANSACTIONS:

   The Fund enters into options transactions only as a hedge against fluctuations in the value of securities which the Fund holds or intends to purchase. During the six months ended September 30, 1997, the Fund entered into no options transactions.

   When the Fund writes a covered call or put option, an amount equal to the net premium received is included in the Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received.

   When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared and paid quarterly and distributable net realized capital gains, if any, are declared and distributed at least annually for the Fund.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

   OTHER:

   Expenses that are directly related to the Fund are charged directly to the Fund. Expenses relating to the Group are prorated to all the investment portfolios of the Group, including the Fund, on the basis of each Fund's relative net assets.

   ORGANIZATION COSTS:

   All expenses in connection with the Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized over a period of two years commencing with the date of the initial public offering.

3.PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1997 were $94,070,425 and $88,040,930, respectively.

4.RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Fund by Shelby County Trust Bank. Under the terms of the investment advisory agreement, Shelby County Trust Bank is entitled to receive fees computed daily based on a percentage of the average net assets of the Fund. SMC Capital, Inc. is the sub-investment adviser for the Fund.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. are subsidiaries of The BISYS Group, Inc.

                                   Continued

THE COVENTRY GROUP
THE SHELBY FUND

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                              SEPTEMBER 30, 1997
                                  (UNAUDITED)

 BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator. Such officers and trustees are paid no fees directly by the Fund for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Fund.

 BISYS Fund Services Ohio, Inc. (the "Company"), serves the Fund as Transfer Agent and Fund Accountant. Under the terms of the Transfer Agent and Fund Accountant Agreements, the Company's fees are computed on the basis of the number of shareholders and average net assets, respectively.

 Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios. Information regarding these transactions is as follows for the six months ended September 30, 1997:

 INVESTMent Advisory Fees:
 Annual fee (percentage of average net assets)........................    1.00%
 ADMINISTRATION FEES:
 Annual fee before voluntary fee reductions (percentage of average net
 assets)..............................................................    0.20%
 Voluntary fee reductions............................................. $26,126
 TRANSFER AGENT & FUND ACCOUNTANT FEES:............................... $29,233

THE COVENTRY GROUP
THE SHELBY FUND

                             FINANCIAL HIGHLIGHTS

                              SIX MONTHS        YEAR       YEAR      JULY 1,
                                 ENDED          ENDED      ENDED     1994 TO
                             SEPTEMBER 30,    MARCH 31,  MARCH 31,  MARCH 31,
                                 1997           1997       1996     1995 (A)
                             -------------    ---------  ---------  ---------
                              (UNAUDITED)
NET ASSET VALUE, BEGINNING
OF PERIOD...................   $  11.13        $ 11.82    $ 10.99    $ 10.00
                               --------        -------    -------    -------
INVESTMENT ACTIVITIES:
 Net investment income
 (loss).....................      (0.06)         (0.09)     (0.06)      0.06
 Net realized and unrealized
  gains (losses) from
  investments...............       4.84          (0.19)      3.44       1.04
                               --------        -------    -------    -------
  Total from Investment
   Activities...............       4.78          (0.28)      3.38       1.10
                               --------        -------    -------    -------
DISTRIBUTIONS:
 Net investment income......         --             --         --      (0.06)
 Net realized gains.........         --          (0.41)     (2.55)     (0.05)
                               --------        -------    -------    -------
  Total Distributions.......         --          (0.41)     (2.55)     (0.11)
                               --------        -------    -------    -------
NET ASSET VALUE, END OF
PERIOD......................   $  15.91        $ 11.13    $ 11.82    $ 10.99
                               ========        =======    =======    =======
Total Return................      42.95%(b)      (2.80)%    31.41%     11.04%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets at end of period
 (000)......................   $122,743        $90,137    $95,357    $64,157
 Ratio of expenses to
 average net assets.........       1.29%(c)       1.29%      1.33%      1.41%(c)
 Ratio of net investment
  income (loss)
  to average net assets.....      (0.95%)(c)     (0.67%)    (0.58%)     0.74%(c)
 Ratio of expenses to
 average net assets*........       1.34%(c)       1.34%      1.38%      1.46%(c)
 Ratio of net investment
  income (loss) to average
  net assets*...............      (1.00%)(c)     (0.72%)    (0.63%)     0.69%(c)
 Portfolio turnover.........      88.49%        204.06%    292.28%    101.86%
 Average commission rate
 paid (d)...................   $ 0.0634(d)

------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions for the six months ended September 30, 1997, divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

                      See notes to financial statements.

INVESTMENT ADVISER
Shelby County Trust Bank
P.O. Box 249
Shelbyville, Kentucky 40066

SUB-INVESTMENT ADVISER
SMC Capital, Inc.
4350 Brownsboro Rd.
Suite 310
Louisville, Kentucky 40207

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

AUDITORS
Arthur Andersen LLP
2300 Meidinger Tower
Louisville Galleria
Louisville, Kentucky 40202


11/97
                                      LOGO
                      [THE SHELBY FUND LOGO APPEARS HERE]

                            SHELBY COUNTY TRUST BANK
                               INVESTMENT ADVISER

                               SMC CAPITAL, INC.
                             SUB-INVESTMENT ADVISER

                               SEMI-ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                               SEPTEMBER 30, 1997


                              BISYS FUND SERVICES
                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219